Note 13 - Investments in Non-consolidated Companies (Details Textual)		1 Months Ended	12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 R$ / shares	Feb. 13, 2019 USD ($)
Disclosure of unconsolidated structured entities [line items]
Dividends received from associates, classified as investing activities			$ 66,162,000	$ 75,929,000	$ 278,000
Total investments in subsidiaries, joint ventures and associates		$ 1,540,646,000	$ 1,540,646,000	1,383,774,000	$ 957,352,000
Forecast period of cash flow projections			5 years
Nominal growth rate		2.00%	2.00%
Discount rate used in current estimate of value in use		13.50%	13.50%
Impairment loss in non-consolidated companies	[1]		$ (34,041,000)
Dividends and distributions declared	[2]		64,189,000	78,926,000
PAO Severstal [member]
Disclosure of unconsolidated structured entities [line items]
Impairment loss in non-consolidated companies			14,900,000
Saudi Steel Pipe Company [member]
Disclosure of unconsolidated structured entities [line items]
Corporate guarantee covering obligations		$ 137,500,000	137,500,000
Techgen s.a. [member]
Disclosure of unconsolidated structured entities [line items]
Total investments in subsidiaries, joint ventures and associates		41,500,000	41,500,000
Ternium and Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Dividends and distributions declared			$ 66,200,000	$ 75,900,000
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held in associate			5.19%
Fair value of investments in associates for which there are quoted market prices		53,600,000	$ 53,600,000
Total investments in subsidiaries, joint ventures and associates		$ 109,500,000	$ 109,500,000
Proportion of ownership interest in associate			3.07%
Period over which management has projected cash flows			5 years
Forecast period of cash flow projections			5 years
Nominal growth rate		2.00%	2.00%
Impairment loss in non-consolidated companies			$ 19,100,000
Usiminas [member] | Ordinary shares [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per share (in BRL per share) | (per share)		$ 1.42	$ 1.42			R$ 7.41
Usiminas [member] | Preference shares [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per share (in BRL per share) | (per share)		1.37	1.37			R$ 7.16
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per ads (in dollars per share) | $ / shares		$ 30.56	$ 30.56
Fair value of investments in associates for which there are quoted market prices		$ 702,000,000	$ 702,000,000
Total investments in subsidiaries, joint ventures and associates		1,363,600,000	$ 1,363,600,000
Proportion of ownership interest in associate			11.46%
Techgen s.a. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate			22.00%
Exposure to transportation capacity agreements		42,500,000	$ 42,500,000
Exposure to purchase and other service agreements		900,000	900,000
Exposure to the purchase of clean energy certificates		17,200,000	17,200,000
Loans and receivables		264,200,000	264,200,000
Techgen s.a. [member] | Tenaris [member]
Disclosure of unconsolidated structured entities [line items]
Loans and receivables		$ 58,100,000	$ 58,100,000
Proportion of corporate guarantee covering obligations		22.00%	22.00%
Techgen s.a. [member] | Several banks, to refinance obligations [member]
Disclosure of unconsolidated structured entities [line items]
Debt instruments issued							$ 640,000,000
Techgen s.a. [member] | Tecpetrol International S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate			30.00%
Techgen s.a. [member] | Tenaris SA [member]
Disclosure of unconsolidated structured entities [line items]
Debt service coverage ratio, covered, percent		22.00%	22.00%
Letters of credit, covered		$ 10,300	$ 10,300
Techgen s.a. [member] | Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate			48.00%
Global Pipe Company [Member]
Disclosure of unconsolidated structured entities [line items]
Total investments in subsidiaries, joint ventures and associates		$ 23,000,000	$ 23,000,000
Proportion of ownership interest in associate			35.00%
Global Pipe Company [Member] | Saudi Steel Pipe Company [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate		22.30%
Corporate guarantee covering obligations		$ 84,000,000	$ 84,000,000
Proportion of ownership interest in associate after acquisitions		57.30%
Global Pipe Company [Member] | EEW [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate		35.00%
Consideration transferred, acquisition-date fair value		$ 9,900,000	$ 9,900,000
Global Pipe Company [Member] | Other Stakeholder [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate		20.00%

[1]	Includes an impairment of $19.1 million related to the investment in Usiminas and $14.9 million related to the joint venture with PAO Severstal (“Severstal”). For more information see note 36.
[2]	Related to Ternium and Usiminas. During 2022 and 2021 $66.2 million and$75.9 million respectively were collected.